INCOME TAX - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Effective income tax rate (percent)	0.10%	0.10%	0.10%
Income before tax	$ 74,897	$ 117,816	$ 120,117
Income tax at 0% (2024: 0% (2023: 0%))	0	0	0
Effect of higher foreign tax rates	(82)	(132)	(78)
Income tax expense reported in the income statement	$ (82)	$ (132)	$ (78)
Bermuda
Operating Loss Carryforwards [Line Items]
Income tax rate (percent)	0.00%	0.00%	0.00%